SHARE-BASED COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2007	May 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares subscribed by authorized options and RSUs				48,000,000
Unrecognized compensation cost related to non-vested stock options		$ 2,000
Unrecognized compensation cost related to non-vested RSUs	22,000	19,000
Total share-based compensation expense in relation to options and RSU	45,000	492,000	1,465,000
Milestone one	31,500,000
Milestone two	44,500,000
Milestone three		$ 55,500,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				8,000,000	1,400,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				8,000,000
Unrecognized compensation cost, recognition period	2 years	1 year
Shares available for future grant	9,323,516	6,929,661